Investments in affiliates and joint ventures - Statements of Operations and Comprehensive Income (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 1,771,000	$ 0
Gross profit	152,000	0
Income before taxes	98,000	0
Net income	60,000	0
Comprehensive income	$ 60,000	$ 0